Interest in Other Entities	12 Months Ended
Dec. 31, 2023
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 4 – INTEREST IN OTHER ENTITIES:

A.	Investments in subsidiaries:

1.	Additional information about Subsidiaries held by the Company:

General information

	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2023
Jeffs’ Brands	Israel	34.11%	65.89%
Eventer	Israel	46.21%	53.79%
Fuel Doctor	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%

	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2022
Jeffs’ Brands	Israel	35.94%	64.06%
Eventer	Israel	46.21%	53.79%
Charging Robotics	Israel	100%	0%
GERD IP	USA	90%	10%
Gix Internet	Israel	42.25%	57.75%

2.	Information related to non-controlling interests:

Balance of non-controlling interests:

	December 31, 2023	December 31, 2022
	USD in thousands
Eventer	371	721
Jeffs’ Brands	5,628	7,199
Charging Robotics	-	91
Gix Internet	2,642	7,480
GERD IP	57	57
Fuel Doctor	161	-
	8,859	15,548

Net income (loss) attributed to non-controlling interests:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands
Odysight.ai	-	-	(*) (892)
Eventer	(383)	(691)	(1,112)
Jeffs’ Brands	(1,989)	(396)	(795)
Gix Internet	(3,085)	(**) 687	-
GERD IP	-	7	51
Fuel Doctor	(250)	-	-
	(5,707)	(393)	(2,748)

(*)	On March 22, 2021, the Company’s holdings in Odysight.ai were diluted, therefore it was deconsolidated as of this date. For additional information see note 4C.

(**)	For the period from February 28, 2022, until December 31, 2022. For additional information see note 4F.

3.	Summarized financial information of material subsidiaries:

The summarized financial information below is prior to eliminating intragroup balances and transactions.

Jeffs’ Brands:

	December 31, 2023	December 31, 2022
	USD in thousands
Current assets	4,232	11,033
Non-current assets	8,890	4,743
Current liabilities	4,342	5,133
Non-current liabilities	309	98

3.	Summarized financial information of material subsidiaries: (continued)

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands
Revenues	10,008	5,859	6,509
Net loss for the year	(2,992)	(1,134)	(1,540)
Cash flows used in operating activities	(2,598)	(4,823)	(863)
Cash flows used in investing activities	(4,814)	(41)	(4,730)
Cash flows from (used in) financing activities	(156)	12,611	5,695
Net increase (decrease) in cash and cash equivalents	(8,137)	7,747	102

Gix Internet:

	December 31, 2023	December 31, 2022
	USD in thousands (*)
Current assets	14,400	26,481
Non-current assets	20,778	16,549
Current liabilities	23,555	29,529
Non-current liabilities	2,168	4,127

(*)	Translated according to the exchange rates at the date of each statement of financial position.

	Year ended December 31, 2023	February 28, 2022 – December 31, 2022 (**)
	USD in thousands (***)
Revenues	79,613	83,532
Net income (loss) for the period	(4,971)	414
Total comprehensive income (loss) for the period	(4,791)	913
Cash flows from operating activities	678	4,232
Cash flows from investing activities	19	13
Cash flows used in financing activities	(3,113)	(3,309)
Net increase (decrease) in cash and cash equivalents	(2,416)	809

(**)	Gix Internet was consolidated as of February 28, 2022. For additional information see note 4F.

(***)	Translated according to the average exchange rates for each period.

4.	Additional information:

The Company consolidated Gix Internet as of February 28, 2022, as the Company increased its holdings interests to 38.03% on February 28, 2022, making the Company the largest shareholder in Gix Internet on a fully diluted basis. Additionally, the Company had appointed 3 out of 5 of the members of the Board of Directors of Gix Internet. As such, the Company achieved control over Gix Internet as of February 28, 2022.

On August 30, 2022, Jeffs’ Brands completed an initial public offering (“IPO”) and the Company’s holdings in Jeffs’ Brands were diluted to below 50% of the voting rights. However, as of December 31, 2023, the Company continued to consolidate Jeffs’ Brands as the Company was the largest shareholder in Jeffs’ Brands as of December 31, 2023, and held 34.11% of the voting rights. On January 25, 2024, Jeffs’ Brands entered into a private placement transaction which resulted in a loss of control of the Company over Jeffs’ Brands. For more information, see note 21(1).

B.	Investments accounted for using the equity method:

1.	The following table summarizes the total investments accounted for using the equity method:

	December 31, 2023	December 31, 2022
	USD in thousands
Odysight.ai (1)	-	9,375
Parazero (4)	-	976
Laminera (note 4M)	-	1,176
Polyrizon (note 4H)	499	214
SciSparc Nutraceuticals (note 4E)	1,940	-
A.I Conversation Systems (note 4P)	76	-
Revoltz (note 4I)	110	151
Zig Miami 54 (note 4G)	370	-
	2,995	11,892

2.	The following table summarizes the total share of loss (profit) of investments accounted for using the equity method:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands
Odysight.ai (1)	660	1,360	1,401
Automax Ltd. (2)	-	-	(275)
Gix Internet (3)	-	215	822
Parazero (4)	544	615	-
Laminera (note 4M)	1,176	157	-
SciSparc Nutraceuticals (note 4E)	1,249	-	-
Polyrizon (note 4H)	209	234	74
Elbit Imaging Ltd. (5)	-	36	83
A.I Conversation Systems (6)	158	-	-
Revoltz (note 4I)	26	42	44
Zig Miami 54 (note 4G)	85	-	-
	4,107	2,659	2,149

(1)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).

(2)	Automax Ltd. investment was accounted for as assets at fair value through profit or loss from March 9, 2021.

(3)	Gix Internet was consolidated from February 28, 2022 (note 4F).

(4)	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).

(5)	Elbit Imaging Ltd. investment was accounted for as assets at fair value through profit or loss from October 18, 2022.

(6)	A.I Conversation Systems investment was accounted for as assets at fair value through profit or loss until September 5, 2023 (note 4M).

3.	This table summarize the Company’s rights in share capital and voting rights:

	Main place of the	Company rights in share capital and voting rights
	business	%
December 31, 2023
Laminera	Israel	19.70%
Polyrizon	Israel	38.76%
SciSparc Nutraceuticals	USA	49%
A.I Conversation Systems	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

December 31, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	37.03%
Odysight.ai	Israel	27.02%
Fuel Doctor	Israel	28.63%
Revoltz	Israel	19.90%

4.	Fair value of investments accounted for using the equity method for which there is a market price on the stock exchange:

	December 31, 2023		December 31, 2022
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
Odysight.ai (*)	-	-	9,375	9,623
A.I Conversation System	76	882	-	-

(*)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023. See note 4C.

C.	Odysight.ai

As of December 31, 2022, the Company held 27.02% of the outstanding common stock of Odysight.ai (formerly known as ScoutCam Inc.) and the investment was accounted for using the equity method.

On March 21, 2023, Odysight.ai completed a private placement to existing stockholders, of 3,294,117 units, at a purchase price of USD 4.25 per unit. The Company did not participate in the private placement. Following the private placement, the Company’s holdings in Odysight.ai were diluted to 18.45% and the remaining holding was accounted for as investments at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a loss of USD 2,946 thousand for the year ended December 31, 2023, in the consolidated statements of income/loss and other comprehensive income/loss.

On May 17, 2023, the Company signed a stock transfer agreement to sell the entirety of its stake in Odysight.ai for total proceeds of approximately USD 5.7 million. On July 11, 2023, the Company received the consideration for the sale of Odysight.ai in the amount of USD 5.7 million.

Activity in investment account:

January 1, 2023- March 21, 2023
USD in thousands
Investment as of January 1, 2023	9,375
Loss for the period	(660)
Balance as of March 21, 2023	8,715
Loss as a result of transition to FVTPL	(2,941)
Fair value of the investment as of March 21, 2023	5,774

January 1, 2022 - December 31, 2022
USD in thousands
Investment as of January 1, 2022	10,735
Loss for the year	(1,360)
Investment as of December 31, 2022	9,375

Reconciliation to carrying amounts:

December 31, 2022
USD in thousands

Equity attributable to Odysight.ai shareholders’ as of December 31, 2022	11,785
Adjustments to Equity	(1,628)
Equity As adjusted as of December 31, 2022	10,157
Group share in %	27.02%
Group share	2,744
Balance of excess cost:
Technology, net of deferred tax	1,023
Goodwill	5,608
Balance as of December 31, 2022	9,375

D.	Eventer

General

On October 14, 2020, the Company signed a share purchase agreement with Eventer, a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested USD 750 thousand and was issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of Eventer’s issued and outstanding share capital. The share purchase agreement provides that the Company will invest an additional investment of USD 250 thousand in a second tranche (“Earn-out), subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. As of December 31, 2023, the Milestones have not been achieved.

Additionally, on October 14, 2020, the Company entered into an exchange agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the exchange agreement and ending fifty-four (54) months following the date of the exchange agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The Company treated the exchange agreement at the date of the business combination from accounting perspective as recognition of noncontrolling interests, in addition to the recognition of a liability in respect of a derivative (exchange options) which will be measured at fair value at each cut-off date and will be revalued. The changes in the fair value at each cut-off date will be recorded as a financial income/expense. As of December 31, 2023, and 2022, the Company concluded that the fair value of this derivative is immaterial.

On March 25, 2021 (the “Closing”), Eventer completed a finance round of approximately USD 2,250 thousand (approximately NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s issued and outstanding share capital after consummation of the investment. Following the finance round, the Company’s holding in Eventer decreased to 47.69% of Eventer’s issued and outstanding share capital. Additionally, the investment agreement provided that if in the following twelve months of the Closing, Eventer shall not consummate an IPO, then the price per share (“PPS”) shall be adjusted downward to reflect 50% of the PPS at the time of the Closing (the “Adjusted PPS”), and the 7 investors shall be issued with additional ordinary shares of Eventer, at no additional consideration. Eventer did not consummate an IPO, therefore on May 25, 2022, Eventer issued to the 7 investors 65,310 shares from which the Company received 19,518 shares. As a result, the Company’s holding in Eventer decreased to 46.21% from that date.

On December 6, 2023, the Company signed a share purchase agreement with Keshet Holdings LP (“Keshet”) to purchase its entire stake in Eventer in consideration of USD 250 thousand which will be paid in the Company’s shares. As of the issuance date of these financial statements, the closing of the agreement did not occur.

As of December 31, 2023, the Company held 46.21% of Eventer’s outstanding common stock.

Loan agreements between Eventer and the Company

On October 14, 2020, the Company signed a revolving loan agreement (“Loan Agreement”) with Eventer, according to which, the Company granted a loan to Eventer in the amount of USD 250 thousand (“Initial Advance”). According to the Loan Agreement, the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company’s approval. Advances extended under the Loan Agreement may be repaid and borrowed, in part or in full, from time to time. The Initial Advance should be repaid in twenty-four equals monthly instalments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.

During November 2021, the Company and Eventer agreed that the Initial Advance will be repaid the earlier of (i) six months following the maturity date of the Initial Advance; or (ii) immediately following an initial public offering of Eventer. The Company concluded the change in terms does not constitute a material modification of the loan.

Additionally, in November 2021, the Company loaned an additional amount of USD 250 thousand (“Additional Amount”) to Eventer which is to be repaid 6 months after the Additional Amount was received. The Additional Amount bears 4% interest per year.

On October 30, 2022, the Company and Eventer signed an amendment according to which the maturity date of the Initial Advance and the Additional Amount will be May 30, 2024. In the event Eventer will issue securities in consideration of at least USD 2 million or in the event of an IPO or right offering (the “Investment”), then the outstanding Initial Advance and the Additional Amount will automatically be converted into shares. The number of shares will be calculated by dividing the outstanding balance as of the closing date of the Investment by a price per share which shall reflect a 20% discount off the lowest price per share paid in the Investment.

Eventer concluded that the modified loan terms (“Modified Loan”) including an equity conversion feature, represent a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Advertising rights from Keshet

As part of the finance round described above, Keshet, one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further provided that the investment proceeds to be paid by Keshet are to be netted by USD 1,250 thousand to be paid as consideration of the above-mentioned advertising services.

Accordingly, the net amount Eventer raised in the finance round amounted to USD 1,000 thousand, with advertising services recorded as a prepaid expense in the amount of USD 1,250 thousand. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022.

Following lack of usage of advertising services by Eventer until June 30, 2022, Eventer and Keshet agreed to extend the entitlement period until December 31, 2023, such that the original volume would be utilized. As the extension in time period did not entitle Eventer to additional advertisement services, the Company concluded that the fair value of the additional benefit represented by the extension is immaterial.

In December 2022, Eventer assigned all of the unutilized advertising services in the amount of USD 660 to Screenz Cross Media Ltd. as part of the debt repayment. See more information below regarding the agreement with Screenz Cross Media Ltd.

NOTE 4 – INTEREST IN OTHER ENTITIES: (continued)

D.	Eventer (continued)

Loan agreement with Safee Cyber Technologies Inc.

On August 1, 2022, the Company and Eventer signed a loan agreement with Safee Cyber Technologies Inc. (“Safee”).

According to the loan agreement, the Company loaned Safee an amount of NIS 250 thousand (USD 74 thousand) and Eventer loaned Safee an amount of NIS 300 thousand (USD 89 thousand) consisting of NIS 100 thousand (USD 30 thousand) in cash and by assigning to Safee NIS 200 thousand (USD 59 thousand) of the unutilized advertising rights Eventer had purchased from Keshet in March 2021 as mentioned above.

Additionally, for the purpose of loan repayment, Eventer’s loan will be considered as NIS 200 thousand (USD 59 thousand) in total. As a result, Eventer recorded an expense of NIS 100 thousand (USD 29 thousand).

Safee shall repay the loans and the interest out of the proceeds that it will receive, directly and/or indirectly, from the sale of non-fungible token (NFT) of the Israeli artist Noa Kirel (“Kirel NFT”), in a way that the Company and Eventer will be entitled to receive the relative part of the loans (excluding 10% of such proceeds). Safee shall not use the Kirel NFT proceeds for any other purpose and shall not grant any rights to any third party in the proceeds, until the full repayment of the loans and the interest.

Following the full repayment of the loans and the interest, Safee will be entitled to receive 43.3% of the Kirel NFT proceeds and each the Company and Eventer will be entitled to receive 28.35% of the Kirel NFT proceeds.

In the event that the net proceeds shall not be sufficient to repay the loans within the period of 2 years, the Company and Eventer shall waive all unpaid amounts of the loans.

The loans bear a fixed annual interest at the minimal rate required according to the applicable tax law, starting from the date the loan was provided and until its full repayment.

The loan was accounted for as financial assets measured at amortized cost.

As of December 31, 2023, no repayments were made as Safee did not receive any proceeds from Kirel NFT sales.

Contingent liabilities

On December 14, 2022, a motion to certify a class action suit was filed against Eventer and two of its directors, alleging the violation of the provisions of the Prohibition of Discrimination in Products, Services, and Entry into Places of Entertainment and Public Places Law. The plaintiff claims that Eventer enables the allocation of different kinds of tickets to different groups (such as women, children etc.), thereby allowing structured discrimination. According to the opinion of Eventer’s legal counsel, the chances of the class action to be rejected are more likely than not both against Eventer and its directors. A hearing was scheduled for January 3, 2024, and was postponed to April 24, 2024.

On April 1, 2024, a lawsuit was filed against Eventer and the Company by the minority shareholders of Eventer. For more information, see note 21(4).

Agreement with Screenz Cross Media Ltd.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company indirectly controlled and managed by Eli Uzan who served as Eventer’s Director) (hereafter “Screenz”). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services (“Software License”), and in exchange will pay Screenz an amount of USD 1,500 thousand (approximately NIS 4,280 thousand) over a period of eight months, as well as 8% from the revenues earned from using the Software License.

In December 2021, March 2022 and December 2022, several amendments were signed between Eventer and Screenz in order to modify the terms of the loan.

Following the last amendment in December 2022, Eventer repaid its debt to Screenz by assigning to Screenz the remaining unutilized advertising rights Eventer had purchased from Keshet. The prepaid expense balance in respect of these advertising rights in the books of Eventer as of the repayment date, which approximated the advertising rights’ fair value, was USD 660 thousand. The debt balance as of the date of the amendment was USD 1,062 thousand (NIS 3,862 thousand). The difference between the debt balance and the advertising rights of USD 402 thousand was recorded as a capital contribution from Screenz to Eventer. It was also determined that Screenz will have the first right to receive any money received from Eventer and resulting from a digital ticketing platform for interactive virtual events up to a total amount of USD 480 thousand. As of December 31, 2023, the Company concluded that the fair value of this commitment is immaterial given the uncertainty of generating revenues by Eventer from interactive virtual events.

As of December 31, 2023, the management of Eventer reviewed the carrying amount of the Software License and determined that it was not recoverable as no cashflows are expected to be generated by the Software License in the foreseeable future. As such, the Group recognized an impairment loss of USD 1,304 thousand in the consolidated statements of income/loss and other comprehensive income/loss.

Deferred offering costs

During 2021, Eventer recorded USD 470 thousand as deferred offering costs in relation to a planned initial public offering (“IPO”). During 2022, Eventer recorded these deferred offering costs as an expense due to the fact that the offering was not consummated.

Share based compensation grants

1.	On March 30, 2021, Eventer granted its CEO 29,944 options to purchase 29,944 shares at an exercise price of 0.001 NIS per share. The options shall vest over a period of three years.

The fair value of this grant was approximately NIS 1,668 thousand (USD 473 thousand). For the year ended December 31, 2023, NIS 127 thousand (USD 35 thousand) were recognized and recorded as expenses (2022: NIS 418 thousand (USD 124 thousand), 2021: NIS 1,123 thousand (USD 347 thousand)).

2.	On March 30, 2021, Eventer granted Round Robin Ltd, one of the founding partners of Eventer, 29,944 options to purchase 29,944 shares at exercise price of 0.001 NIS per share. The options shall vest over a period of three years.

The fair value of this grant was approximately NIS 1,668 thousand (USD 473 thousand). For the year ended December 31, 2023, NIS 127 thousand (USD 35 thousand) were recognized and recorded as expenses (2022: NIS 418 thousand (USD 124 thousand), 2021: NIS 1,123 thousand (USD 347 thousand)).

E.	Jeffs’ Brands

General

Jeffs’ Brands was incorporated in Israel on March 7, 2021. As of December 31, 2023, Jeffs’ Brands had five wholly owned subsidiaries - Smart Repair Pro Inc. (“Smart Pro”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”), Fort Products Ltd. (“Fort”) and Fort Products LLC (“Fort US”). Jeffs’ Brands and its subsidiaries are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon.com (“Amazon”) website.

As of December 31, 2023, the Company held 34.11% of the issued and outstanding share capital of Jeffs’ Brands.

On January 25, 2024, Jeffs’ Brands entered into a private placement transaction with certain institutional investors for aggregate gross proceeds of approximately USD 7,275 thousand. Following the private placement, the Company’s holdings in Jeffs’ Brands decreased to 13.37% of the issued and outstanding share capital of Jeffs’ Brands. For additional information, see note 21(1).

Wellution Agreement

On February 23, 2023, Jeffs’ Brands and Jeffs’ Brands Holdings, entered into a stock purchase agreement (the “Wellution Agreement”), with SciSparc Ltd. (“SciSparc”), a related party of Jeffs’ Brands, pursuant to which, on March 22, 2023, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”), a wholly-owned subsidiary of SciSparc that owns and operates Wellution, an Amazon food supplements and cosmetics brand, representing approximately 49% of the issued and outstanding common stock of SciSparc Nutraceuticals, for approximately USD 2,989 thousand in cash (“Purchase Price”). As of December 31, 2023, Jeffs’ Brands had an outstanding liability to SciSparc of USD 98 thousand included in accrued expenses and other current liabilities in the consolidated statements of financial position. In addition, Jeffs’ Brands paid transaction costs in the amount of USD 199 thousand.

Additionally, subject to the Wellution Agreement, on March 22, 2023, Jeffs’ Brands entered into a consulting agreement with SciSparc Nutraceuticals (the “SciSparc Consulting Agreement”), pursuant to which Jeffs’ Brands will provide management services to SciSparc Nutraceuticals for the Wellution brand for a monthly fee of USD 20 thousand. In addition, Jeffs’ Brands received a one-time signing bonus in the amount of USD 51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with a 30 days advance notice. In November 2023, Jeffs’ Brands and SciSparc agreed to reduce the monthly fee to USD 10 thousand.

Jeffs’ Brands did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

The Purchase Price and the transaction costs were allocated between the individual assets and liabilities of SciSparc Nutraceuticals based on their relative fair values at the date of the acquisition.

Jeffs’ Brands Holdings owns 49% of the voting rights in SciSparc Nutraceuticals and has the right to appoint two out of five directors. Management of Jeffs’ Brands has determined that it has significant influence over SciSparc Nutraceuticals and accordingly accounted for its investment under the equity method.

As of December 31, 2023, management of Jeffs’ Brands assessed whether there was objective evidence that its net investment in SciSparc Nutraceuticals was impaired. Management of Jeffs’ Brands determined that the decrease in revenues and operating losses of SciSparc Nutraceuticals were indicative of such objective evidence. Accordingly, Jeffs’ Brands management’s fair value expert performed an impairment test in accordance with IAS 36 and determined that the carrying value of the investment exceeded its recoverable amount. As a result, an impairment loss of USD 955 thousand was recorded within equity losses in the consolidated statements of income/loss and other comprehensive income/loss.

Activity in investment account:

February 23, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,189
Loss for the period	(1,249)
Balance as of December 31, 2023	1,940

Also pursuant to the Wellution Agreement, on March 22, 2023, Jeffs’ Brands issued 35,345 of its ordinary shares to SciSparc and SciSparc issued 13,858 of its ordinary shares to Jeffs’ Brands in a share exchange (collectively, the “Exchange Shares”), representing 2.97% and 4.99%, respectively, of Jeffs’ Brands’ and SciSparc’s issued and outstanding ordinary shares. The number of Exchange Shares acquired by each company was calculated by dividing USD 288,238 by the average closing price of the relevant company’s shares on the Nasdaq Capital Market for the 30 consecutive trading days ending on the third trading day immediately prior to the closing. The investment in SciSparc was accounted for as financial assets measured at fair value through profit or loss (FVTPL). See note 5.

Fort share purchase agreement

On March 2, 2023, Jeffs’ Brands entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which, on March 9, 2023, Jeffs’ Brands acquired all of the issued and outstanding share capital of Fort, for approximately £2,000 thousand (approximately USD 2,400 thousand) in cash (the “Fort Acquisition”). As of December 31, 2023, Jeffs’ Brands had an outstanding liability to the sellers of USD 332 thousand included in accrued expenses and other current liabilities in the consolidated statements of financial position.

On February 29, 2024, Jeffs’ Brands extended a side letter to the Fort SPA with the Sellers, pursuant to which, Jeffs’ Brands agreed to increase certain adjustment amount payments to the Sellers by approximately £100 thousand (approximately USD 128 thousand). These adjustments were included in the outstanding liability as of December 31 ,2023.

Furthermore, in connection with the Fort Acquisition, on March 9, 2023, Jeffs’ Brands and Fort entered into settlement agreements with all of Fort’s employees, including the Sellers, by which such employees’ employment with Fort will terminate three months following March 9, 2023.

On March 9, 2023, Jeffs’ Brands and the Sellers entered into a consulting agreement, pursuant to which the Sellers will provide Jeffs’ Brands with consultancy services for a period of three months for a monthly fee of approximately USD 3 thousand. On September 20, 2023, Jeffs’ Brands and the Sellers entered into a new consulting agreement for an indefinite period at a monthly fee of approximately USD 4.5 thousand effective as of June 1, 2023.

Jeffs’ Brands did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

The purchase price and the transaction costs were allocated between the individual assets and liabilities of Fort based on their relative fair values at the date of the acquisition.

Initial Public Offering

On August 30, 2022, Jeffs’ Brands completed its initial public offering (“IPO”) on the Nasdaq. In connection with the IPO, Jeffs’ Brands issued 531,069 ordinary shares, no par value per share, and 3,717,473 warrants (“IPO Warrants”), to purchase up to 531,069 ordinary shares, at an initial exercise price of USD 28.28 per ordinary share. Additionally, Jeffs’ Brands issued 185,873 warrants to the underwriter to purchase up to 26,554 ordinary shares at an exercise price of USD 36.4 per ordinary share. The underwriter partially exercised its right to purchase an additional 425,912 IPO Warrants to purchase up to 60,845 ordinary shares for a total consideration of USD 4 thousand. Jeffs’ Brands received total net proceeds of USD 13.4 million after deducting issuance costs of USD 2.1 million. Following the IPO completion, the Company’s holdings in Jeffs’ Brands decreased to 35.94% of the issued and outstanding share capital of Jeffs’ Brands.

The IPO Warrants became exercisable immediately after the completion of the IPO (and until August 30, 2027). On the 90th day after completion of the IPO, the exercise price of the IPO Warrants was adjusted to be equal to the lowest quoted share price during the 90 days. The daily quoted price used in the determination of such minimum was calculated as the weighted average price of each day. The exercise price, however, could not be reduced to less than USD 14.14. The IPO Warrants have a cashless exercise mechanism. On November 28, 2022, the IPO Warrant’s exercise price was adjusted to USD 14.14.

The IPO Warrants contain a down round protection, so that for a period of two years from the date of issuance of the IPO Warrant, the exercise price is adjusted to the price in subsequent fundings of Jeffs’ Brands, if shares in these fundings are sold at a price per share below the warrant exercise price at the time of such future fundings (or if other instruments with an exercise / conversion price at a price below the warrant exercise price are sold). The exercise price, however, may not be reduced to less than USD 14.14.

Additionally, additional warrants were issued to each qualified buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022 (the “Additional Warrants”). Accordingly, Jeffs’ Brands issued 2,824,525 Additional Warrants to purchase 403,504 ordinary shares. Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant; provided, however, that the term of each Additional Warrant will be five (5) years from the issuance date and such Additional Warrant will not be listed on any securities exchange. The Additional Warrants may be redeemed by Jeffs’ Brands at any time at a price equal to three times the Initial Exercise Price, or USD 42.42.

Furthermore, so long as the Additional Warrants are outstanding, each Additional Warrant holder receives semi-annual payments equal to approximately 2.3% of Jeffs’ Brands gross revenues, calculated for the first and second six-month fiscal periods (“Revenue Sharing Payment”). The Revenue Sharing Payment related to 2023 and 2022 was USD 269 thousand and USD 40 thousand, respectively.

The IPO Warrants and the Additional Warrants were accounted for as derivative liabilities measured at fair value through profit or loss (FVTPL) (see note 5).

Related parties’ loans

On February 2, 2021, the Company entered into loan agreements with Smart Pro and Smart Pro’s other shareholders, according to which, the Company and Smart Pro’s other shareholders extended loans of USD 3,760 thousand and USD 940 thousand, respectively, to finance Smart Pro’s additional purchases of three new brands on the Amazon online marketplace. The loans bear an annual compound interest of 4% and will be repaid on February 2, 2026.

Until May 3, 2022, the loans were measured at amortized cost.

As of May 3, 2022, Smart Pro had outstanding loans to the Company, Mr. Hakmon and L.I.A. Pure Capital Ltd. of USD 4.1 million, USD 940 thousand, and USD 109 thousand, respectively.

On May 3, 2022, Jeffs’ Brands entered into assignments to loan agreements with the Company, Smart Pro, Mr. Hakmon and L.I.A. Pure Capital Ltd, pursuant to which Jeffs’ Brands assumed Smart Pro’s obligations under the outstanding loans and agreed that unless previously repaid, pursuant to the terms of the respective loan agreements with such parties, effective immediately upon the consummation of IPO, all outstanding principal due to each such party shall be automatically converted into a number of Jeffs’ Brands ordinary shares equal to the quotient obtained by dividing the outstanding principal amount due to such party, by the per ordinary share price obtained by dividing USD 10 million by the fully diluted issued and outstanding ordinary shares as of immediately prior to the closing of the IPO. Any accrued and unpaid interest due to such party as of such date will be paid in cash.

Jeffs’ Brands concluded that the modified loan terms (“Modified Loan”) including an equity conversion feature upon IPO, represent a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a deemed contribution by the Company to Jeffs’ Brands. Similarly, the difference between the fair value and face value of the loan attributable to the non-controlling interest was recorded as a deemed contribution by the non-controlling interest to Jeffs’ Brands.

In connection with the IPO that was consummated on August 30, 2022, the loans between the Company, Jeffs’ Brands, Mr. Hakmon and L.I.A. Pure Capital Ltd. were converted into 209,088 ordinary shares.

Amazon Loans

On May 9, 2022, Smart Pro entered into a loan agreement with Amazon. Pursuant to the loan agreement, Smart Pro received from Amazon an aggregate amount of USD 153 thousand. The loan matures within 12 months and bears an annual interest at a rate of 9.99% per year. In order to secure the loan, Smart Pro pledged its financial balances on its Amazon account on Amazon and its inventories held in Amazon’s warehouses, in favor of Amazon. In March 2023, the loan was fully repaid.

Third parties’ loans

In July 2021, Smart Pro entered into a loan agreement with two third parties (“Lenders”). The loans bore an annual interest rate of 10% and were payable in January 2022. Smart Pro was entitled to extend the loans by an additional sixty days, with additional interest of 1% per month. In addition, pursuant to the loan agreement, in the event of an IPO of Jeffs’ Brands, the Lenders would be entitled to ordinary shares of Jeffs’ Brands at an aggregate value of USD 250 thousand with a conversion price at the IPO price. In July 2021, the loans principal of USD 750 thousand was received. The proceeds from the Lenders were first allocated to the liability to issue a variable number of shares based on its fair value at the date of issuance in an amount of USD 62 thousand, with a corresponding discount recorded on the third-party loan. The derivate liability was revalued at each period-end and amounted to USD 137 thousand as of December 31, 2021.

On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of Jeffs’ Brands. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loans in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 14 thousand.

Following the IPO in August 2022, Jeffs’ Brands repaid the third-party loans. Furthermore, effective as of August 30, 2022, the closing date of the IPO, and pursuant to the loan agreement, Jeffs’ Brands issued 60,096 warrants to the Lenders to purchase up to 8,586 ordinary shares, exercisable at an exercise price of USD 28.28 per share, exercisable for three years following the IPO. The warrants have a cashless exercise mechanism.

Bank Leumi Loan

On February 22, 2022, Jeffs’ Brands entered into a loan agreement with Bank Leumi Le-Israel (“Bank Leumi”) to provide for a line of credit in an aggregate amount of up to USD 1,000 thousand, which Jeffs’ Brands may draw in two tranches at its request, but in no event after July 21, 2022. Pursuant to the loan agreement, amounts drawn bear interest at a rate of Secured Overnight Financing Rate (“SOFR”) plus 3.25% annually. On March 3, 2022, Jeffs’ Brands drew USD 400 thousand under the line of credit. On June 2, 2022, Jeffs’ Brands drew another USD 200 thousand under the line of credit. Following an agreement with Bank Leumi, the loan was extended until October 31, 2022. All amounts outstanding under the line of credit were fully repaid on September 6, 2022.

Deferred offering costs

Jeffs’ Brands capitalized certain legal and other third-party fees that were directly related to the Jeffs’ Brands IPO. As of December 31, 2021, there were USD 366 thousand of deferred offering costs included in other non-current assets on the balance sheet.

The total gross consideration from the IPO was initially allocated to the derivative warrant liability based on its fair value and the remaining amount was allocated to the Ordinary Shares issued and recognized as a component of equity. Issuance costs were allocated between the warrant liability and Ordinary Shares based on their relative fair values.

Ordinary shares and incentive plan

On January 19, 2022, Jeffs’ Brands Board of Directors adopted the 2022 Incentive Option Plan (“Plan”). A total of 186,718 ordinary shares were reserved and subject to the Plan. The Plan is intended as an incentive to retain directors, officers, employees, consultants and advisers of Jeffs’ Brands. As of December 31, 2023, Jeffs’ Brands had not granted awards under the Plan.

On February 17, 2022, Jeffs’ Brands Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) ordinary shares of Jeffs’ Brands for each ordinary share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), resulting in an aggregate issuance by Jeffs’ Brands as of such date of 6,630,547 (prior to adjustments for subsequent reverse share splits) ordinary shares. Additionally, the Board approved an increase in the authorized share capital of Jeffs’ Brands to 100,000,000 (43,567,567 after giving effect to the two subsequent reverse share splits) ordinary shares.

On May 3, 2022, Jeffs’ Brands’ Board of Directors approved a 0.806-for-1 reverse split of Jeffs’ Brands issued and outstanding ordinary shares, effective as of May 3, 2022, pursuant to which, holders of Jeffs’ Brands ordinary shares received 0.806 of ordinary shares for every one ordinary share held as of immediately prior to such date.

On June 16, 2022, Jeffs’ Brands’ Board of Directors approved a 1-for-1.85 reverse split of Jeffs’ Brands issued and outstanding ordinary shares, effective as of June 16, 2022, pursuant to which, holders of Jeffs’ Brands ordinary shares received one ordinary share for every 1.85 ordinary shares held as of such date. The reverse stock split proportionally reduced the number of Jeffs’ Brands authorized share capital.

On October 17, 2023, Jeffs’ Brands Board of Directors approved a 1-for-7 reverse split of Jeffs’ Brands issued and outstanding ordinary shares, effective as of November 3, 2023, pursuant to which holders of Jeffs’ Brands ordinary shares received one ordinary Share for every 7 ordinary shares held as of such date. The reverse stock split proportionally did not reduce the number of authorized share capital. The effect of such reverse split was applied retrospectively for all the number of shares, warrants, related par value and others related to Jeffs’ Brands.

Consultant agreement with Pure Capital

On October 26, 2022, Jeffs’ Brands and L.I.A Pure Capital Ltd. (“Pure Capital”), a related party of Jeffs’ Brands, entered into a consulting agreement, pursuant to which Pure Capital will provide consulting services to Jeffs’ Brands for a monthly fee of NIS 57.5 thousand (approximately USD 16.5 thousand). Jeffs’ Brands paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately USD 121 thousand) for their services to Jeffs’ Brands from the day of Jeffs’ Brands inception until the closing of the IPO. As part of the consulting agreement, Pure Capital is also entitled to the following payments: (i) an amount equal to 7% of the gross proceeds paid to Jeffs’ Brands in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022, by either party upon 30 days advance notice.

In March 2023, Jeffs’ Brands paid Pure Capital USD 352 thousand in accordance with the terms of the consulting agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc Nutraceuticals and were capitalized on the investments cost.

Additionally, on October 26, 2022, Jeffs’ Brands and Pure NJ Logistics LLC, a company owned by Pure Capital and a director of Jeffs’ Brands, entered into a warehouse storage agreement for a warehouse located in New Jersey, USA.

In addition, on February 5, 2024, Jeffs’ Brands paid Pure Capital USD 100 thousand in connection with the completion of the private placement transaction (see note 21(1)).

Leases

On May 21, 2022, Jeffs’ Brands entered into a short-term lease agreement for its offices from the Company and participated in 50% of the lease and related maintenance expenses. Jeffs’ Brands paid USD 86 thousand plus VAT on December 30, 2022.

Additionally, Jeffs’ Brands leases office space and warehouse with a remaining useful life of less than 3 years.

As of December 31, 2023, Jeffs’ Brands’ right-of-use asset and lease liability totaled USD 127 thousand and USD 138 thousand, respectively.

Jeffs’ Brands uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2023, Jeffs’ Brands leases had a weighted average remaining lease term of 3 years and a weighted average borrowing rate of approximately 10%.

F.	Gix Internet

General

As of December 31, 2022, the Company held 42.25% of the issued and outstanding share capital of Gix Internet.

As of December 31, 2022, Gix Internet held 76% of the issued and outstanding share capital of Viewbix Inc. Viewbix Inc. held 100% of the issued and outstanding share capital of Gix Media Ltd. (“Gix Media”). Gix Media held 70% of the issued and outstanding share capital of Cortex Media Group Ltd. (“Cortex”), a private company formed under the laws of the State of Israel, operating in the field of online media and advertising.

On January 23, 2023, Gix Media acquired an additional 10% of the share capital of Cortex, increasing its holdings to 80% in consideration for USD 2,625 thousand (the “Subsequent Purchase”). The Subsequent Purchase was financed by Gix Media’s existing cash balances and by a long-term bank loan received on January 17, 2023, in the amount of USD 1,500 thousand. The Subsequent Purchase was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2023.

On December 11, 2023, the Company and Gix Internet signed an agreement pursuant to which the Company invested NIS 1.3 million (USD 380 thousand) of which NIS 800 thousand (USD 215 thousand) were paid in cash and NIS 500 thousand (USD 165 thousand) in Company shares. Following this transaction, the Company’s holdings in Gix Internet increased to 45.75% of the issued and outstanding share capital of Gix Internet. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2023.

Dividends

On September 14, 2022, Gix Media declared a dividend in the amount of USD 1,000 thousand. The amount, net of tax, was distributed partially as of December 31, 2022. The remaining amount was distributed by Gix Media in January 2023.

On December 25, 2022, Cortex declared a dividend in the total amount of USD 445 thousand to the non-controlling interests. The amount was distributed by Cortex to non-controlling interests in two payments of USD 219 thousand and USD 226 thousand in February and March 2023, respectively.

On June 29, 2023, Cortex declared and distributed a dividend in the total amount of USD 153 thousand to the non-controlling interests.

Bank loans

Short term loans:

	December 31, 2023	December 31, 2022
	USD in thousands
Short term bank loans	8,952	5,025
Current maturities of long-term bank loans	-	1,500
	8,952	6,525

Long term loans:

	December 31, 2023	December 31, 2022
	USD in thousands
Long term bank loans	-	2,881
Loans from others	234	-
	234	2,881

Bank loans to Gix Internet:

On October 13, 2021, Gix Internet entered into a loan agreement with Bank Leumi in an aggregate amount of up to NIS 3 million (USD 927 thousand) for 48 months period at an annual interest rate of prime plus 2.92%. The loan was classified as a long-term loan.

On September 19, 2022, the loan was fully repaid.

Financing Agreement with Gix Media:

On October 13, 2021, Gix Media entered into a financing agreement with Bank Leumi to provide a line of credit in an aggregate amount of up to USD 3.5 million and a long-term loan in an aggregate amount of up to USD 6 million (the “Financing Agreement”). The main points of the Financing Agreement include:

●	Credit line in an aggregate amount of up to USD 3.5 million to be utilized for a period of up to 48 months. The amounts that will be drawn from the credit line will bear interest of LIBOR plus 3.2% annually. The credit line was classified as short-term loan.

●	USD 6 million loan for 48 months period. The loan shall bear interest at rate of LIBOR plus 4.12% annually. The loan was classified as long-term loan.

Gix Media undertook to meet financial covenants over the life of the loans as follows: (1) the ratio of debt to EBITDA, based on Gix Media’s consolidated financial statements in all 4 consecutive quarters, will not exceed 2.4 in the first two years and will not exceed 1.75 in the following two years.

On July 25, 2022, Gix Media and Bank Leumi entered into an addendum to the Financing Agreement, according to which, Bank Leumi provided Gix Media with a loan of USD 1,500, to be withdrawn at the discretion of Gix Media no later than January 31, 2023 (the “Additional Loan”).

On January 23, 2023, Gix Media acquired an additional 10% of Cortex’s capital shares which was financed by Gix Media’s existing cash balances and by the Additional Loan received on January 17, 2023, in the amount of USD 1,500 to be repaid in 42 monthly payments at an annual interest rate of SOFR + 5.37%.

On October 10, 2023, Gix Media and Bank Leumi entered into a second addendum to the Financing Agreement, according to which, Bank Leumi extended an existing monthly renewable credit line of USD 3,500 (the “Gix Media Credit Line”) by one year which will expire on October 13, 2024. The amounts that are drawn from the Gix Media Credit Line bear an annual interest of SOFR + 4.05%. In addition, according to the second addendum, the 2.4 ratio of debt to EBITDA was extended by nine months to June 30, 2024.

As of December 31, 2023, the Gix Media Credit Line of USD 3,500 was fully withdrawn by Gix Media.

As of December 31, 2023, Gix Media did not meet the financial covenants. Gix Media has received a waiver by Bank Leumi to be affected until April 16, 2024, according to which, Bank Leumi agreed to delay its right for immediate repayment of the loans. Accordingly, and since the waiver is for a period less than 12 months, Gix Media reclassified all of its long-term loans as a current liability in the consolidated statement of financial position as of December 31, 2023.

Cortex Credit Line:

On September 21, 2022, Cortex and Bank Leumi entered into an addendum to an existing loan agreement (“Cortex Loan Agreement”) between the parties, dated August 15, 2021. As part of the addendum to the loan agreement, Bank Leumi provided Cortex with a monthly renewable credit line of USD 1,500 thousand (the “Cortex Credit Line”). The Cortex Credit Line is determined every month at the level of 70% of Cortex’s customers’ balance. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 3.52% (Overnight Financing Rate Secured, guaranteed daily interest as determined in accordance with the Federal Bank in New York).

On April 27, 2023, Bank Leumi increased the Cortex Credit Line by USD 1,000.

In September 2023, Cortex and Bank Leumi entered into an additional addendum to the Cortex Loan Agreement, in which Bank Leumi extended the Cortex Credit Line of USD 2,500 by one year which will expire on September 20, 2024. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 4.08%.

As of December 31, 2023, Cortex withdrew USD 1,500 of the Cortex Credit Line.

Loan agreement between the Company and Gix Internet

On October 13, 2021, the Company entered into a loan agreement with Gix Internet, pursuant to which, Gix Internet received an aggregate amount of USD 1,240 thousand (NIS 4,000 thousand) from the Company. The loan bears interest at a rate equivalent to the minimal interest rate recognized and attributed by the Israel Tax Authority (2.9% in 2023). According to the agreement, the loan will be repaid in full, together with the accrued interest, in one (1) instalment upon the earliest of: (i) the closing of a rights offering by Gix Internet for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022. Upon the consolidation of Gix Internet’s financial statements as of February 28, 2022, as further described above, the loan was eliminated.

The Company concluded the stated interest is materially lower than its market price. The loan was initially measured at fair value in accordance with IFRS 9, “Financial Instruments”. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a deemed contribution by the Company to Gix Internet.

On November 2, 2022, the Company received a total of NIS 1 million (USD 282 thousand) as repayment of the loan and the accrued interest up to that date.

On August 25, 2022, the Company and Gix Internet signed an addendum to the loan agreement, effective as of July 1, 2022. The addendum changes the repayment terms of the loan in the amount of NIS 3 million (USD 810 thousand) to June 30, 2023. In addition, the Company will be entitled to request the conversion of all or part of the balance of the extended loan in exchange for Gix Internet’s shares.

Gix Internet concluded the modified loan terms (“Modified Loan”), represented a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a deemed contribution by the Company to Gix Internet.

On August 30, 2023, the Company and Gix Internet signed an addendum to the loan agreement, effective as of June 30, 2023. Pursuant to the addendum, the loan repayment will be postponed until January 1, 2024. The Company concluded the modified loan terms do not represent a substantial modification in accordance with IFRS 9.

On February 8, 2024, the Company and Gix Internet signed an addendum to the loan agreement, effective as of January 1, 2024. Pursuant to the addendum, the loan repayment will be postponed until July 1, 2024.

Loan agreement between the Company and Viewbix Ltd

On November 15, 2023, the Company (along with several lenders) signed a loan agreement with Viewbix Ltd., a wholly owned subsidiary of Viewbix Inc., in an aggregate amount of USD 480 thousand. The Company’s portion in this loan was USD 200 thousand. The loan bears an annual interest of 9%. The loan shall be repaid over the course of two years following January 1, 2024, whereby for the first twelve months following January 1, 2024, Viewbix Ltd. shall repay, on a quarterly basis, only the accrued interest on the loan principal and shall repay, on a quarterly basis, the outstanding loan amount in the second year. In the event that Viewbix Ltd. fails to repay a part or all of the loan amount, the Company shall be entitled, at its discretion, to convert the outstanding loan amount owed into Viewbix’s Ltd. common stock.

The loan between the Company and Viewbix Ltd. is eliminated in consolidation. The loan between Viewbix Ltd. and the other lenders in the amount of USD 234 thousand is accounted for as financial liability at amortized cost in the Group’s consolidated statements of financial position as of December 31, 2023.

In addition, and in connection with the loan agreement with Viewbix Ltd., Viewbix Inc. issued the Company and the other lenders 480,000 warrants (the Company’s portion was 200,000 warrants) to purchase shares of common stock of Viewbix Inc. The warrants are exercisable to 480,000 shares, at an exercise price of USD 0.5 per share and will expire and cease to be exercisable on December 31, 2025.

The liability in connection with the warrants issued to the Company is eliminated in consolidation. The liability in connection with the warrants issued to the other lenders in the amount of USD 23 thousand is accounted for as financial liability at fair value through profit or loss (FVTPL).

Stock Incentive Plan

On March 2, 2023, the Board of Directors of Viewbix approved the adoption of the 2023 stock incentive plan (the “2023 Plan”). The 2023 Plan permits the issuance of up to (i) 2,500,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 2,500,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix had reserved 2,500,000 shares of common stock for issuance under the 2023 Plan.

In connection with the adoption of the 2023 Plan, on March 7, 2023, Viewbix Inc. entered into certain intercompany reimbursement agreements with two of its subsidiaries, Viewbix Ltd. and Gix Media (the “Recharge Agreements”). The Recharge Agreements provide for the offer of awards under the 2023 Plan to service providers of Viewbix Ltd. and Gix Media (the “Affiliates”) under the 2023 Plan. Under the Recharge Agreements, the Affiliates will each bear the costs of awards granted to its service providers under the 2023 Plan and will reimburse Viewbix Inc. upon the issuance of shares of common stock pursuant to an award, for the costs of shares issued, but in any event not prior to the vesting of an award. The reimbursement amount shall be equal to the lower of (a) the book expense for such award as recorded on the financial statements of one of the respective Affiliates, determined and calculated according to U.S. GAAP, or any other financial reporting standard that may be applicable in the future, or (b) the fair value of the shares of common stock at the time of exercise of an option or at the time of vesting of an RSU, as applicable.

As of December 31, 2023, 51,020 stock-based awards were granted by Viewbix Inc. under the 2023 Plan and an expense of USD 174 thousand was recognized in the Group’s consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

G.	Zig Miami 54

On September 13, 2023, the Company signed an operating agreement with Zig Investment Group LLC (“Zig Investment Group”), a Florida limited liability company, pursuant to which they formed a company, under the name Zig Miami 54 LLC (“Zig Miami 54”), a Florida limited liability company. The purpose of Zig Miami 54 is to acquire, improve, renovate, develop, manage, sell and otherwise deal with a commercial property located in Miami, Florida. The rights of Zig Miami 54 are exercised by Zig Investment Group, and the business and affairs of Zig Miami 54 are managed under the direction of Zig Investment Group (the “Manager”).

Under the terms of the agreement, the Company invested an amount of USD 2,000 thousand (the “Initial Capital Contribution”) in consideration of 60% of the issued and outstanding share capital of Zig Miami 54. The remaining 40% were allocated, without consideration, to Zig Investment Group.

In addition, Zig Miami 54 is entitled to receive a loan from the seller of the property (“Seller Loan”) in the amount of up to USD 1,500 thousand which is secured by a first lien on the property.

Additionally, under the terms of the agreement, commencing upon completion of phase I of the renovation work, the Manager shall distribute net cash from operations, with respect to each calendar quarter, during the next succeeding calendar quarter, or more frequently as determined by the Manager. All distributions of net cash from operations and net cash from capital transactions shall be made as follows: (a) First, one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (b) Second, one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (c) Third, one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (d) Thereafter, pro rata to the Company and Zig Investment Group in accordance with their percentage interests.

Moreover, upon such time that the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.

The closing of the agreement was on December 15, 2023 (the “Closing”). Following the Closing, Zig Miami 54 acquired the commercial property for an aggregate amount of USD 2,250 thousand and received a Seller Loan in the amount of USD 1,350 thousand.

The Initial Capital Contribution includes a loan and an investment. The Initial Capital Contribution was first allocated to the loan based on its fair value at the date of the Closing in an amount of USD 1,545 thousand (the “Loan”) with the residual of the Initial Capital Contribution in an amount of USD 455 thousand allocated to the investment (“Investment Purchase Price”).

The Loan is subsequently measured at fair value through profit or loss (FVTPL). As of December 31, 2023, the fair value of the Loan was equal to its fair value at the date of the Closing.

The Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

The Investment Purchase Price was fully allocated to the commercial property.

Additionally, the management of the Company assessed whether it has control over Zig Miami 54 in accordance with IFRS 10 and determined that it has significant influence over Zig Miami 54. As such, the investment was accounted for using the equity method in accordance with IAS 28.

The activity in the investment in Zig Miami 54 account was as follows:

December 15, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Investment Purchase Price	455
Loss for the period	(85)
Balance as of December 31, 2023	370

H.	Polyrizon

Investment in shares and SAFE

Polyrizon is a private company engaged in developing biological gels designed to protect patients against biological threats and reduce the intrusion of allergens and viruses through the upper airways and eye cavities.

As of December 31, 2022, the Company held 37.03% of Polyrizon’s outstanding share capital and the investment is accounted for using the equity method.

In January and June 2022, Polyrizon entered into a Simple Agreement for Future Equity (“SAFEs”) with several investors for aggregate proceeds of USD 800 thousand, of which USD 314 thousand were invested by the Company. The SAFEs did not bear interest and had a maturity date of July 31, 2023.

The terms of the SAFEs provided that in the event an IPO is successfully completed prior to the maturity date, the SAFEs will be automatically converted into shares (or other securities sold in such IPO) based on the IPO share or unit price.

In all other instances, including equity fundings, liquidation of Polyrizon or the occurrence of a deemed liquidation transaction, as well as upon maturity of the SAFEs if no such events occurred prior to the SAFEs maturity dates, the SAFEs will be automatically converted into shares of Polyrizon, based on the fair value of the share discounted by 20%. The share price fair value to be used in the determination of the number of shares to be issued is the share price in such equity fundings or deemed liquidation transactions, the liquidation value of Polyrizon in a liquidation event, or the share price of Polyrizon in its most recent funding at the date of issuance of the SAFEs in the event of automatic conversion upon maturity.

The SAFEs investments were accounted for as financial assets at fair value through profit or loss (FVTPL). See note 5.

As of December 31, 2022, the fair value of the SAFEs was USD 302 thousand.

On June 20, 2023, the Company and other investors signed a share purchase agreement with Polyrizon in an amount of USD 450 thousand of which the Company invested USD 120 thousand in cash and USD 60 thousand in shares. As part of the share purchase agreement, the SAFEs were converted into 1,024,321 ordinary shares of Polyrizon, discounted by 20%.

On July 3, 2023, the Company issued 169,920 shares to Polyrizon following the share purchase agreement signed in June 2023.

As a result of the share purchase agreement and the conversion of the SAFEs, the Company’s holdings in Polyrizon increased to 40.22% of the issued and outstanding ordinary shares of Polyrizon. This increase was accounted for as an additional purchase, using the “step by step” method.

The table set forth below summarizes the allocation of the additional purchase price between tangible and intangible assets acquired and liabilities assumed:

June 20, 2023
USD in thousands

Cash consideration	120
Share consideration	60
Fair value of shares upon conversion of the SAFEs	314
Total consideration	494

Polyrizon equity as of June 20, 2023	245
Group’s share in %	3.19%

Group’s share	8
Excess to allocate	486

Excess purchase price to allocate to IPR&D, net of deferred taxes	46
Goodwill	440
Total	486

On December 19, 2023, Polyrizon completed a finance round and raised USD 105 thousand from several investors. The Company did not participate in the finance round. As a result, the Company’s holdings in Polyrizon decreased to 38.76% of the issued and outstanding ordinary shares of Polyrizon.

The activity in the investment account of Polyrizon during the years ended December 31, 2023, and 2022, was as follows:

For the year ended December 31, 2023
USD in thousands
Balance as of January 1, 2023	214
Loss for the year	(209)
Additional purchase on June 20, 2023	180
Conversion of SAFEs into shares	314
Balance as of December 31, 2023	499

For the year ended December 31, 2022
USD in thousands
Balance as of January 1, 2022	447
Loss for the year	(233)
Balance as of December 31, 2022	214

Investment in options

In July 2020, the Company was granted an option (the “Original Option”) to invest an additional amount of up to USD 1 million in consideration for 3,107,223 shares of Polyrizon. The Original Option was exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least USD 500 thousand based on a pre-money valuation of at least USD 10 million. The Original Option was terminated on April 23, 2023.

On December 15, 2021, the Company was granted a new option (the “Alternative Option”) to invest an amount of USD 2 million in Polyrizon at a price per share equal to 125% the price per share at Polyrizon’s IPO (as defined below). The Alternative option is exercisable for a period of 3 years following the closing of Polyrizon’s initial public offering (“Polyrizon’s IPO”). On November 21, 2023, the Company signed an amendment to the share purchase agreement according to which, the Alternative Option will be exercisable upon a completion of listing Polyrizon’s ordinary shares for trading on the NASDAQ, whether via an initial public offering, merger, or by any other, provided however, that such listing takes place on or prior to December 31, 2024.

The Alternative Option was calculated based on management’s expectations for the IPO scenario. As of December 31, 2023, the fair value of the Alternative Option was USD 105 thousand. See note 5.

Convertible loan agreement

On February 12, 2023, the Company and other lenders signed a convertible loan agreement with Polyrizon for an aggregate amount of USD 180 thousand, of which the Company lent USD 80 thousand. The loan bears a 4% annual interest rate. The loan will be automatically converted into shares in a case of securities issuance or a financing round of at least USD 500 thousand at a discount of 20%. The loan was accounted for as financial assets at fair value through profit or loss (FVTPL). As of December 31, 2023, the fair value of the loan was USD 78 thousand. See note 5.

I.	Charging Robotics

Charging Robotics is a company operating in the electric vehicle and wireless charging sector. Charging Robotics was formed as a wholly owned subsidiary of the Company on February 1, 2021.

During 2021 the Company invested an amount of USD 741 thousand in Charging Robotics.

On February 19, 2021, the Company entered into the venture agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics (the “Venture Agreement”), under which the Company formed a venture, under the name Revoltz Ltd. (“Revoltz”), to develop and commercialize three modular electric vehicle (“EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Venture Agreement, the Company invested an amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz, representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of December 31, 2023, the milestones were not achieved, therefore no additional investments occurred. The investment in Revoltz was accounted for using the equity method. The additional investment requirement was accounted for as a derivative liability measured at fair value through profit or loss. As of December 31, 2023, the fair value of the derivative liability was concluded to be immaterial.

On July 28, 2022, Charging Robotics entered into a convertible loan agreement with Revoltz pursuant to which Charging Robotics was required to invest an amount of USD 60 thousand in Revoltz (the “Loan Principal Amount”). In addition, Charging Robotics is entitled to provide Revoltz an additional loan of up to USD 340 thousand, at its sole discretion upon Revoltz’ request (the “Additional Amount”, and together with the Loan Principal Amount, the “Total Loan Amount”). The Total Loan Amount shall carry interest at the minimum rate prescribed by Israeli law. The Loan Principal Amount was accounted for as a financial asset at fair value through profit or loss (FVTPL). The fair value of the loan as of December 31, 2023, was USD 62 thousand. See note 5.

The Total Loan Amount shall be converted into shares of Revoltz, upon the occurrence of any of the following events (each a “Trigger Event”):

a.	The consummation of funding by Revoltz of an aggregate amount of USD 1 million at a pre-money Revoltz valuation of at least USD 7 million.

b.	Revoltz has generated an aggregate of USD 1 million or more in revenues.

In the event that a Trigger Event has not occurred on or prior to the 24-month anniversary of the date on which the Loan Principal Amount was extended to Revoltz, the Loan shall be due and repayable by Revoltz to Charging Robotics.

On March 28, 2023, the Company signed a securities exchange agreement with Fuel Doctor to sell all its shares in Charging Robotics to Fuel Doctor. See note 4K.

J.	SciSparc

SciSparc is a company formed under the laws of the State of Israel. SciSparc listed its American Depository Shares on the OTCQB until December 7, 2021, after which SciSparc uplisted to NASDAQ.

Buffalo Investments Ltd. (“Buffalo”), an Israeli private company, owned 150,000 options to purchase 150,000 shares of SciSparc at an exercise price of USD 5.02 per share. On December 7, 2021, the Company entered into an option purchase agreement with Buffalo (the “Buffalo Agreement”) for the purchase of the 150,000 options in consideration for USD 0.72 per option. The Company paid USD 72 thousand in this transaction. Additionally, the Company was obligated to immediately exercise all such options into shares and the Company paid SciSparc an additional USD 753 thousand in this transaction. According to the Buffalo Agreement, Buffalo undertook to purchase 85% of the shares back from the Company within 3 months following the Buffalo Agreement (the “Purchase Period”) in consideration for USD 6.05 per share and for a total consideration of USD 771 thousand.

In April 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until June 7, 2022.

On June 30, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until December 31, 2022, and Buffalo undertook to purchase 90% of the shares back from the Company in consideration for USD 6.05 per share and for a total consideration of USD 817 thousand.

As of December 31, 2022, the Company held 108,814 shares of SciSparc which represented 1.6% of SciSparc’s issued and outstanding share capital.

As of December 31, 2022, the Company treated the investment as a short-term forward contract such that the difference between the price in the forward transaction (USD 6.05 per share) and the quoted price will be recognized as an asset. As of December 31, 2022, the value of the shares’ investment was USD 82 thousand, and the value of the forward contract asset was USD 577 thousand. See note 5.

On January 25, 2023, the Company sold all its holdings in SciSparc on the NASDAQ.

On March 16, 2023, the Company signed an amendment to the Buffalo Agreement (the “Amendment”).

According to the Amendment, instead of purchasing 90% of the shares back from the Company for a total consideration of USD 817 thousand, which was originally agreed under the Buffalo Agreement, Buffalo will transfer to the Company, without any consideration, 309,000 shares of Hydreight Technologies Inc., 77,980 shares of Viewbix Inc., 84,000 shares of SciSparc, 36,000 shares of Clearmind Medicine Inc. and 31,250 shares of Colugo Systems Ltd. with an aggregate value of USD 937 thousand, reflecting a compensation of USD 120 thousand.

As a result, on March 16, 2023, the Company recorded an amount of USD 937 within other receivables and disposed the forward contract asset in the amount of USD 577 thousand. The difference between the value of the shares to be transferred under the Amendment (USD 937 thousand) and the value of the forward contract asset (USD 577 thousand) was recorded in profit and loss in the consolidated statement of income/loss and other comprehensive income/loss.

As of December 31, 2023, the Company received 84,000 shares of SciSparc, 307,000 shares of Hydreight Technologies Inc. and 36,000 shares of Clearmind Medicine Inc. The investments were accounted for as investments at fair value through profit or loss (FVTPL). See note 5.

The shares that have not been transferred as of December 31, 2023, were recorded within other receivables in the consolidated statements of financial position as of December 31, 2023, in an amount of USD 510 thousand representing their fair value. See note 5.

K.	Fuel Doctor

On December 21, 2021, the Company purchased 90,000,000 shares of Fuel Doctor, which represented 35.06% of the issued and outstanding shares of Fuel Doctor for a total consideration of USD 263 thousand. The Company gained a significant influence over Fuel Doctor and aforementioned the investment was accounted for using the equity method.

On March 28, 2023, the Company signed a securities exchange agreement with Fuel Doctor to sell all its shares in Charging Robotics to Fuel Doctor in exchange for 827,543,253 newly issued shares of Fuel Doctor’s common stock equal to 76.25% of the total number of shares of Fuel Doctor’s common stock issued and outstanding as of April 7, 2023 (the “Closing”) on a fully diluted basis. In the financial statements of Fuel Doctor, the share exchange was accounted for as a reverse acquisition where Fuel Doctor was identified as the accounting acquirer. The financial statements of Fuel Doctor are consolidated in these financial statements from the Closing date.

As of December 31, 2023, the Company held 67% of Fuel Doctor’s issued and outstanding share capital.

L.	Parazero

Share purchase agreement

Parazero is a company that specializes in the design, development, manufacturing, distribution and sales of safety systems for commercial drones. Parazero’s technology enables real-time identification of critical failures of drones, and upon detection of an emergency, a parachute is autonomously deployed in fractions of a second, thus ensuring safe landings at all times. Parazero sells its products internationally with a focus on the U.S. market.

On January 28, 2022, the Company and additional investors (the “Acquirers”), entered into a share purchase agreement with Delta drone International Ltd. (“Delta”), an Australian corporation (the “Seller”) to purchase 100% of Parazero’s share capital for a total consideration of AUD 6 million (USD 4,335 million) in cash (the “Consideration Amount”).

The Company purchased 674,362 of Parazero shares as part of this agreement for total consideration of AUD 2,235 thousand (USD 1,613 thousand), which represent 40.35% holdings of the issued and outstanding shares of Parazero. The investment was accounted for as an equity investment. During April 2022, the Consideration Amount was adjusted. As a result of this adjustment, the Company received USD 18 thousand.

Purchase price allocation summary following a purchase of shares on February 2, 2022:

February 2, 2022
USD in thousands

Purchase price	1,595
Adjusted equity	(252)
Excess to allocate	1,847

Excess purchase price to allocate to technology	745
Goodwill	1,102
Total	1,847

On July 31, 2023, Parazero completed its initial public offering (“IPO”) on the NASDAQ for aggregated gross proceeds of approximately USD 7.8 million before deducting underwriting discounts and other estimated offering expenses. The Company participated in the IPO in an amount of USD 1.5 million and converted all of the SAFEs into ordinary shares. Following the IPO and the conversion of the SAFEs, the Company’s holdings in Parazero decreased to 33.36%. As a result, the Company recognized a gain of USD 466 thousand withing equity losses in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

On October 30, 2023, Parazero completed a private placement of USD 5.1 million. The Company did not participate in this private placement and the Company’s holdings in Parazero decreased to 20.04% and starting from that date the investment was accounted for as investment at fair value through profit or loss (FVTPL). See note 5. As a result of the transition, the Company recognized a gain of USD 714 thousand in the consolidated statements of income/loss and other comprehensive income/loss.

As of December 31, 2023, the Company held 20.04% of the issued and outstanding share capital of Parazero.

Activity in investment account:

January 1, 2023- October 30, 2023
USD in thousands
Investment as of January 1, 2023	976
Additional investment on July 31, 2023	1,575
Conversion of SAFEs into shares	651
Loss for the period	(544)
Balance as of October 30, 2023	2,658
Gain as a result of transition to FVTPL	714
Fair value of the investment as of October 30, 2023	3,372

February 2, 2022- December 31, 2022
USD in thousands
Balance as of February 2, 2022	1,595
Loss for the period	(619)
Balance as of December 31, 2022	976

SAFE investments

In February, March and May 2022, Parazero entered into several SAFEs under which Parazero received USD 1,500 thousand. The Company invested USD 521 thousand through these SAFEs.

The Company’s investments in Parazero SAFEs were accounted for as financial assets at fair value through profit or loss (FVTPL). The Company concluded that there were no material differences between the cost and the fair value of the SAFEs.

On July 31, 2023, Parazero completed an Initial Public Offering (“IPO”) on the NASDAQ. Upon completion of the IPO, the SAFEs were converted into 173,836 shares.

Credit facility agreement

On October 30, 2022, the Company signed a credit facility agreement with Parazero in the aggregated amount of up to USD 625 thousand. The credit facility agreement does not bear interest and will be repaid on the earlier of: (i) first anniversary date (ii) the closing of an IPO (iii) default event. The credit facility was accounted for as financial assets measured at amortized cost.

In June 2023, the Company signed an amendment to the credit facility agreement for an additional USD 125 thousand.

Following the completion of the IPO on July 31, 2023, the credit facility was fully repaid.

Management agreement with the Company

On October 30, 2022, the Company signed a service agreement with Parazero, effective upon completion of the IPO on July 31, 2023.

According to the service agreement, Parazero will pay the Company a monthly fee of USD 10 thousand for business development and ongoing consulting services. During the year ended December 31, 2023, the Company recognized an income of USD 50 thousand within other income in the consolidated statements of income/loss and other comprehensive income/loss.

M.	Laminera

As of December 31, 2021, the Company held 11.18% of the issued and outstanding shares of Laminera. The investment was accounted for as investment at fair value through profit or loss (FVTPL).

On March 31, 2022 (the “Closing”), the Company and a group of investors (each an “Investor”) entered into a share purchase agreement with Laminera (“Laminera Agreement”). The Company participated in this financing round and invested USD 300 thousand in cash and issued 324,675 shares of the Company, which their fair value at the time of the Closing was USD 400 thousand. As a result, the Company’s holdings in Laminera increased to 19.7% and as of such date the investment was accounted for using the equity method.

Purchase price allocation summary following a purchase of shares on March 31, 2022:

March 31, 2022
USD in thousands

Cash consideration	300
Share consideration	400
Fair value of former holdings	633
Total consideration	1,333
Adjusted equity	(164)
Excess to allocate	1,169

Excess purchase price to allocate to IPR&D, net of deferred taxes	273
Goodwill	896
Total	1,169

In addition, pursuant to the terms of the Laminera Agreement, in the event that Laminera issues new securities on one or more occasions, during the period of 24 months from the Closing, without consideration or for a consideration per share of less than the price per share in this agreement, then on each such issuance of new securities Laminera shall issue to each Investor additional ordinary shares, at no cost to the Investor (the “March 2022 Anti-Dilution Protection”). The March 2022 Anti-Dilution Protection is measured at fair value through profit or loss. As of December 31, 2023, the fair value of the March 2022 Anti-Dilution Protection was estimated to be inconsequential.

On August 10, 2022, the Company signed a bridge loan agreement with Laminera in the amount of USD 100 thousand. The loan will bear an annual interest of 8% and will be repaid no later than September 1, 2024. The loan repayment will be accelerated earlier in the event of closing of an equity financing round or rights offering, an IPO or a default event as described in the bridge loan agreement. The loan was accounted for as financial assets measured at amortized cost.

Management of the Company assessed whether there is objective evidence that its net investment in Laminera was impaired. As Leminara continues to have zero revenues and generate operating losses, and as the Company does not plan additional investments in Laminera, the Company considered the value of the investment as of December 31, 2023. As the Company does not believe this investment will generate any cash flows in the foreseeable future, the Company decided to write off the entire amount of the investment in Laminera and recorded an impairment loss of USD 1,176 thousand within equity losses in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

In addition, the Company decided to write off the entire amount of the loan and recognized a loss in the amount of USD 90 thousand withing the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

Activity in investment account:

January 1, 2023 - December 31, 2023
USD in thousands
Balance as of January 1, 2023	1,176
Loss for the year	(1,176)
Balance as of December 31, 2023	-

March 31, 2022- December 31, 2022
USD in thousands
Balance as of March 31, 2022	1,333
Loss for the period	(157)
Balance as of December 31, 2022	1,176

Reconciliation to carrying amounts:

December 31, 2022
USD in thousands

Equity attributable to Laminera shareholders’ as of December 31, 2022	481
Adjustments to equity	(339)
Equity as adjusted as of December 31,2022	142
Groups share in %	19.70%
Group share	28
Balance of excess cost:
IPR&D	252
Goodwill	896
Balance as of December 31, 2022	1,176

N.	GERD IP

GERD IP was incorporated under the laws of the State of Delaware on January 13, 2020. GERD IP is in the business of holding and licensing patents that serves as the foundation of a device used to perform a minimally invasive, trans-oral fundoplication surgical procedure for the treatment of patients suffering from gastroesophageal reflux disease.

On May 11, 2021, GERD IP signed a confidential settlement agreement to resolve a lawsuit, concerning alleged infringement of its intellectual property, filed by GERD IP in July 2020 with the United States District Court for the District of Delaware against a US medical device company.

The claim for alleged intellectual property infringement referred to two patents issued by the United States Patent and Trademark Office, owned by GERD IP.

During 2021 and 2022, GERD IP received USD 1.3 million compensation related to this settlement agreement, and after reduction of legal cost the net amount received summed up to USD 631 thousand.

O.	Metagramm

On April 13, 2023, the Company entered into a share purchase agreement to acquire 19.9% of Metagramm, an AI, machine learning (ML) communication and grammar assistant software. In return, the Company paid Metagramm USD 250 thousand in Company’s shares. The investment was accounted for as investments at fair value through profit or loss (FVTPL). See note 5.

As of December 31, 2023, the Company held 19.9% of the issued and outstanding shares of Metagramm.

In addition, pursuant to the share purchase agreement, the Company loaned Metagramm USD 250 thousand in order to fund a pilot. The loan bears 6% annual interest. The loan will be repaid upon the completion of the pilot, in eight quarterly installments starting from the first day of the third year after the grant date. The loan was accounted for as financial assets measured at amortized cost.

In the event that the pilot approval is not successfully completed within 15 months after the Closing, Metagramm will repay the loan and any interest on a monthly basis. In this case, the Company will have the option to receive additional shares of Metagramm, at no cost, in such number that immediately after, the Company’s holdings in Metagramm will increase to 31.25%. The option is measured at fair value through profit or loss. As of December 31, 2023, the fair value of the option was estimated to be inconsequential.

In addition, in the event of any fundraising transaction, the Company will have the option to be reimbursed the full loan amount with accrued interest immediately following the fundraising transaction or to convert the loan into Metagramm’s shares at a 20% discount.

P.	A.I Conversation Systems

On August 23, 2022, the Company signed a convertible loan agreement with A.I Artificial Intelligence Research and Development Ltd. (A.I R&D) for the assignment of a loan it has given to A.I Conversation Systems, a public company traded in Tel Aviv. The original loan amount was NIS 6,000 thousand (USD 1,800 thousand). According to the agreement, the Company purchased from A.I R&D 50% from the original loan in exchange for USD 914 thousand (NIS 3,000 thousand) in the same terms of the original loan given to A.I Conversation Systems.

According to the agreement, the loan will bear an interest of 1% per month. Additionally, A.I Conversation Systems has the right to choose to repay the loan and interest in cash or to convert it into shares of A.I Conversation Systems on March 13, 2023. Under the conversion option, the number of shares will be equal to the loan (NIS 3,000 thousand) plus NIS 1,750 thousand (USD 1,300 thousand) divided by the average quoted price per share of A.I Conversation Systems during a period of 30 trading days preceding the conversion decision.

The loan was accounted for as financial assets measured at fair value through profit or loss (see note 5). As of December 31, 2022, the Company estimated the fair value of the loan at USD 940 thousand (NIS 3,307 thousand). On March 12, 2023, the Company entered into an amendment to the conversion loan agreement. According to the amendment, the repayment will be postponed by 3 months, to June 13, 2023.

On February 16, 2023, the Company purchased 118,400 shares of A.I Conversation Systems for a total of USD 84 thousand (NIS 296 thousand). The investment was accounted for as investment at fair value through profit or loss.

On June 13, 2023, the Board of Directors of A.I Conversation Systems approved the conversion of the loan into shares, subject to the approval of the shareholders of A.I Conversation Systems at the general meeting of the shareholders (the “General Meeting”). As such, the number of shares to be issued to the Company determined to be 2,650,423 shares which equals NIS 4,750 thousand divided by the average quoted price per share of A.I Conversation Systems during a period of 30 trading days preceding June 13, 2023. The decision of the Board of Directors was subject to the approval of at the General Meeting.

On September 5, 2023, the loan conversation was approved during the General Meeting. As a result, the loan was converted into 2,650,423 shares of A.I Conversation Systems which represented 36.08% holdings of the issued and outstanding shares of A.I Conversation Systems and as of this date, the investment was accounted for using the equity method. The fair value of the loan as of September 5, 2023, was USD 721 thousand (NIS 2,748 thousand).

Purchase price allocation summary following the loan conversion on September 5, 2023:

September 5, 2023
USD in thousands

Fair value of converted shares as of September 5, 2023	721
Fair value of former holdings	43
Total consideration	764

Adjusted equity	649
Group’s share in %	36.08%

Group’s share	234
Excess to allocate	530

The Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

As of the acquisition date, A.I Conversation Systems had no active business operations. As such, the excess purchase price in the amount of USD 530 thousand was recognized as an expense in the consolidated statements of income/loss and other comprehensive income/loss under amortization of excess purchase price of associates.

The activity in the investment account of A.I Conversation Systems was as follows:

September 5, 2023 - December 31, 2023
USD in thousands
Balance as of September 5, 2023	234
Loss for the period	(158)
Balance as of December 31, 2023	76